YieldMax Target 12 Real Estate Option Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 86.7%(a)		Shares	Value
American Tower Corp. (b)		571	$128,709
AvalonBay Communities, Inc. (b)		500	104,990
Camden Property Trust (b)		905	102,989
Crown Castle, Inc. (b)		983	103,962
Digital Realty Trust, Inc. (b)		848	136,138
Equinix, Inc. (b)		128	110,176
Equity LifeStyle Properties, Inc. (b)		1,152	74,627
Equity Residential (b)		1,494	104,968
Essex Property Trust, Inc. (b)		366	102,169
Extra Space Storage, Inc. (b)		723	105,934
Independence Realty Trust, Inc. (b)		3,970	77,137
Invitation Homes, Inc. (b)		3,020	103,254
Iron Mountain, Inc. (b)		908	81,420
Mid-America Apartment Communities, Inc. (b)		649	103,613
Prologis, Inc. (b)		1,246	127,341
Public Storage (b)		345	103,648
Realty Income Corp. (b)		1,748	101,139
SBA Communications Corp. (b)		330	80,322
Simon Property Group, Inc. (b)		673	105,917
Sun Communities, Inc. (b)		619	77,022
UDR, Inc. (b)		1,837	76,934
Welltower, Inc. (b)		857	130,770
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,138,557)			2,243,179

COMMON STOCKS - 13.9%
Oil & Gas - 5.0%
Texas Pacific Land Corp. (b)		100	128,887

Real Estate - 8.9%
CBRE Group, Inc. - Class A (b)(c)		644	78,684
Howard Hughes Holdings, Inc. (b)(c)		1,150	76,509
St Joe Co. (b)		1,781	75,372
			230,565
TOTAL COMMON STOCKS (Cost $351,273)			359,452

PURCHASED OPTIONS - 0.0%(c)(d)(e)(f)	Notional Amount	Contracts
Call Options - 0.0%			$–
Real Estate Select Sector SPDR Fund, Expiration: 05/16/2025; Exercise Price: $43.00	$161,070	39	877
TOTAL PURCHASED OPTIONS (Cost $800)			877

SHORT-TERM INVESTMENTS - 0.4%		Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25% (g)		10,171	10,171
TOTAL SHORT-TERM INVESTMENTS (Cost $10,171)			10,171

TOTAL INVESTMENTS - 101.0% (Cost $2,500,801)			2,613,679
Liabilities in Excess of Other Assets - (1.0)%			(26,297)
TOTAL NET ASSETS - 100.0%			$2,587,382
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax Target 12 Real Estate Option Income ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.2)%
American Tower Corp., Expiration: 05/16/2025; Exercise Price: $230.00	$(112,705)	(5)	$(1,262)
AvalonBay Communities, Inc., Expiration: 05/16/2025; Exercise Price: $210.00	(104,990)	(5)	(2,500)
Camden Property Trust, Expiration: 05/16/2025; Exercise Price: $115.00	(102,420)	(9)	(1,957)
CBRE Group, Inc., Expiration: 05/16/2025; Exercise Price: $130.00	(73,308)	(6)	(450)
Crown Castle, Inc., Expiration: 05/16/2025; Exercise Price: $110.00	(95,184)	(9)	(1,058)
Digital Realty Trust, Inc., Expiration: 05/16/2025; Exercise Price: $160.00	(128,432)	(8)	(4,120)
Equinix, Inc., Expiration: 05/16/2025; Exercise Price: $840.00	(86,075)	(1)	(4,000)
Equity LifeStyle Properties, Inc., Expiration: 05/16/2025; Exercise Price: $70.00	(71,258)	(11)	(192)
Equity Residential, Expiration: 05/16/2025; Exercise Price: $67.50	(98,364)	(14)	(4,900)
Essex Property Trust, Inc., Expiration: 05/16/2025; Exercise Price: $280.00	(83,745)	(3)	(1,665)
Extra Space Storage, Inc., Expiration: 05/16/2025; Exercise Price: $150.00	(102,564)	(7)	(1,383)
Howard Hughes Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $70.00	(73,183)	(11)	(1,788)
Independence Realty Trust, Inc., Expiration: 05/16/2025; Exercise Price: $20.00	(75,777)	(39)	(1,560)
Invitation Homes, Inc., Expiration: 05/16/2025; Exercise Price: $35.00	(102,570)	(30)	(1,350)
Iron Mountain, Inc., Expiration: 05/16/2025; Exercise Price: $90.00	(80,703)	(9)	(2,700)
Mid-America Apartment Communities, Inc., Expiration: 05/16/2025; Exercise Price: $160.00	(95,790)	(6)	(2,070)
Prologis, Inc., Expiration: 05/16/2025; Exercise Price: $105.00	(122,640)	(12)	(1,590)
Public Storage, Expiration: 05/16/2025; Exercise Price: $310.00	(90,129)	(3)	(1,095)
Real Estate Select Sector SPDR Fund, Expiration: 05/16/2025; Exercise Price: $41.00	(161,070)	(39)	(10,432)
Realty Income Corp., Expiration: 05/16/2025; Exercise Price: $60.00	(98,362)	(17)	(383)
SBA Communications Corp., Expiration: 05/16/2025; Exercise Price: $240.00	(73,020)	(3)	(2,220)
Simon Property Group, Inc., Expiration: 05/16/2025; Exercise Price: $155.00	(94,428)	(6)	(3,750)
St Joe Co., Expiration: 05/16/2025; Exercise Price: $45.00	(71,944)	(17)	(255)
Sun Communities, Inc., Expiration: 05/16/2025; Exercise Price: $125.00	(74,658)	(6)	(2,115)
Texas Pacific Land Corp., Expiration: 05/16/2025; Exercise Price: $1,500.00	(128,887)	(1)	(648)
UDR, Inc., Expiration: 05/16/2025; Exercise Price: $42.50	(75,384)	(18)	(1,170)
Welltower, Inc., Expiration: 05/16/2025; Exercise Price: $155.00	(122,072)	(8)	(1,460)
TOTAL WRITTEN OPTIONS (Premiums received $33,256)			$(58,073)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

YieldMax Target 12 Real Estate Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$2,243,179	$–	$–	$2,243,179
Common Stocks	359,452	–	–	359,452
Purchased Options	–	877	–	877
Money Market Funds	10,171	–	–	10,171
Total Investments	$2,612,802	$877	$–	$2,613,679

Liabilities:
Investments:
Written Options	$–	$(58,073)	$–	$(58,073)
Total Investments	$–	$(58,073)	$–	$(58,073)

Refer to the Schedule of Investments for further disaggregation of investment categories.